Inventories - Inventories Summary (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Inventories [Abstract]
Finished products			$ 61,499	$ 60,152
Raw materials			4,598	4,545
Spare parts			1,819	1,636
Work in process			864	758
Inventories in transit			672	373
Total inventories	$ 3,857		$ 69,452	$ 67,464

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4